Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Digihost Technology Inc.
Trading Symbol	DGHI
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	27,842,204
Amendment Flag	false
Entity Central Index Key	0001854368
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40527
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	18 King Street East
Entity Address, Address Line Two	Suite 902
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, Postal Zip Code	M5C 1C4
Entity Address, Country	CA
Title of 12(b) Security	Subordinate Voting Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Raymond Chabot Grant Thornton LLP
Auditor Location	Montreal, Canada
Auditor Firm ID	1232
Business Contact
Document Information Line Items
Entity Address, Address Line One	18 King Street East
Entity Address, Address Line Two	Suite 902
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, Postal Zip Code	M5C 1C4
Entity Address, Country	CA
Contact Personnel Name	Michel Amar, CEO
Contact Personnel Fax Number	michel@digihostblockchain.com